3 Inventories, Net: Inventories, Net (Details) (USD $)	Sep. 30, 2012	Jun. 30, 2012
Inventory, Work in Process, Gross	$ 741,835	$ 709,679
Inventory, Raw Materials, Gross	396,594	495,980
Inventory, Finished Goods, Gross	528,641	599,761
Inventories, net	$ 1,667,070	$ 1,805,420